November 17, 2008

DREYFUS FOUNDERS FUNDS, INC.

Supplement to Prospectuses Dated May 1, 2008 (as previously supplemented)

Effective on or about December 1, 2008, each of the Dreyfus Founders Funds will change its name by removing the word "Founders" from its name. In addition, the Dreyfus Founders Worldwide Growth Fund also will change the word “Worldwide” to “Global” in its name. Accordingly, effective on or about December 1, 2008, the funds’ new names will be as follows:

Current Fund Name	New Fund Name

Dreyfus Founders Discovery Fund	Dreyfus Discovery Fund
Dreyfus Founders Equity Growth Fund	Dreyfus Equity Growth Fund
Dreyfus Founders Mid-Cap Growth Fund	Dreyfus Mid-Cap Growth Fund
Dreyfus Founders Passport Fund	Dreyfus Passport Fund
Dreyfus Founders Worldwide Growth Fund	Dreyfus Global Growth Fund

The changes to the names of the Dreyfus Founders Funds will have no effect on fund shareholders or their fund accounts, other than to reflect the funds’ new names.

November 17, 2008

DREYFUS FOUNDERS FUNDS, INC.

Supplement to Statement of Additional Information Dated May 1, 2008 (as previously supplemented)

Effective on or about December 1, 2008, each of the Dreyfus Founders Funds will change its name by removing the word "Founders" from its name. In addition, the Dreyfus Founders Worldwide Growth Fund also will change the word “Worldwide” to “Global” in its name. Accordingly, effective on or about December 1, 2008, the Funds’ new names will be as follows:

Current Fund Name	New Fund Name

Dreyfus Founders Discovery Fund	Dreyfus Discovery Fund
Dreyfus Founders Equity Growth Fund	Dreyfus Equity Growth Fund
Dreyfus Founders Mid-Cap Growth Fund	Dreyfus Mid-Cap Growth Fund
Dreyfus Founders Passport Fund	Dreyfus Passport Fund
Dreyfus Founders Worldwide Growth Fund	Dreyfus Global Growth Fund

The changes to the names of the Dreyfus Founders Funds will have no effect on Fund shareholders or their Fund accounts, other than to reflect the Funds’ new names.